Goodwill and Other Intangible Assets (Details) - USD ($)	Sep. 30, 2016	May 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total	$ 8,397,000		$ 4,110,000	$ 30,036,000
Less accumulated amortization	(343,575)		(1,596,606)	(1,288,230)
Intangible assets, net	8,053,425	$ 8,400,000	2,513,394	28,747,770
Predecessor [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total			4,110,000
Less accumulated amortization			(1,596,606)
Intangible assets, net			2,513,394
Trademarks [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite-Lived Intangible Assets, Gross	917,000		1,047,000	1,047,000
Trademarks [Member] | Predecessor [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite-Lived Intangible Assets, Gross			1,047,000
Technology Equipment [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite-Lived Intangible Assets, Gross	6,576,000		2,355,000	2,355,000
Technology Equipment [Member] | Predecessor [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite-Lived Intangible Assets, Gross			2,355,000
Customer relationships [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite-Lived Intangible Assets, Gross	$ 904,000		708,000	708,000
Customer relationships [Member] | Predecessor [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite-Lived Intangible Assets, Gross			708,000
In-process research and development [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net			2,513,294
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill)			$ 0	$ 25,926,000